CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2021
SCHEDULE OF CASH AND CASH EQUIVALENTS
	December 31, 2021	December 31, 2020
Cash held in banks	$22,729,212	$1,839,871
Guaranteed investment certificates	346,501	142,545
	$23,075,713	$1,982,416